TYPE 13F-HR

PERIOD 03/28/02

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 28, 2002
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  1801 Century Park East Suite 1101
          Los Angeles, CA  90067

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

Signature, Place, and Date of Signing:

Barry P. Julien Los Angeles, California May 7, 2002

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $106,664

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
AES CORP          COM 00130H105  1000  111160 SH SOLE       0  0 111160
Ameren Corp.      COM 023608102  4703  110000 SH SOLE       0  0 110000
American Elec Pwr COM 025537101  4314   93600 SH SOLE       0  0  93600
Applied Materials COM 038222105  1085   20000 SH SOLE       0  O  20000
Avaya, Inc.       COM 053499109     6     833 SH SOLE       0  0    833
CINergy           COM 172474108  4290  120000 SH SOLE       0  0 120000
Celera Genomics   COM 038020202   329   16000 SH SOLE       0  0  16000
CISCO Systems     COM 17275R102   677   40000 SH SOLE       0  0  40000
CMS Energy        COM 125986100   389   17200 SH SOLE   17200  0     0
Conectiv Inc.     COM 206829103  2327   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202   135    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2724   65000 SH SOLE       0  0  65000
Constellation Eng COM 210371100   771   25000 SH SOLE       0  0  25000
DQE, Inc.         COM 23329J104  1918   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  4809   73800 SH SOLE    8800  0  62000
Duke Energy       COM 264399106  4180  110575 SH SOLE   10575  0 100000
Dynegy            COM 26816Q101  1450   50000 SH SOLE       0  0  50000
EMC Corporation   COM 268648102   715   60000 SH SOLE       0  0  60000
Energy East Corp. COM 29266M109   818   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  3256   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  6092  115000 SH SOLE   15000  0 100000
FPL Group Inc.    COM 302571104  2084   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   453   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   919   25000 SH SOLE       0  0  25000
First Energy      COM 337932107  2086   60331 SH SOLE   10331  0  50000
Gillette Company  COM 375766102   340   10000 SH SOLE       0  0  10000
Hawaiian Elect    COM 419870100  3301   75000 SH SOLE       0  0  75000
Great Plains En   COM 391164100  2166   86800 SH SOLE       0  0  86800
Lucent Technolog  COM 549463107   284   60000 SH SOLE       0  0  60000
MCI-WorldCom Gr   COM 98157D304   236   40000 SH SOLE       0  0  40000
Mirant            COM 549463107   594   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  3902  170025 SH SOLE   20025  0 150000
Northeast Utiliti COM 664397106   397   20000 SH SOLE       0  0  20000
PP&L Resources    COM 693499105   788   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    36     800 SH SOLE       0  0    800
Progress Energy   COM 743263105  3588   71700 SH SOLE   31700  0  40000
Public Svc Enterp COM 744573106  2061   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  7110  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109  1161  141278 SH SOLE       0  0 141278
Reliant Energy    COM 75952J108  1408   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   579   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  2389   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  3974  150000 SH SOLE       0  0 150000
Sun Microsystems  COM 866810104   882  100000 SH SOLE       0  0 100000
TECO Energy       COM 872375100  2649   92525 SH SOLE   12525  0  80000
TXU Corp          COM 882848104  3907   71675 SH SOLE   11675  0  60000
Texas Instruments COM 882508104   331   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106    65    3200 SH SOLE       0  0   3200
Aquila Inc.       COM 918005109  2236   90000 SH SOLE       0  0  90000
Vectren Corp      COM 92240G101   457   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   562   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    22    1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  3483  140000 SH SOLE       0  0 140000
WPS Resources     COM 92931B106  1972   50000 SH SOLE       0  0  50000
Xcel Energy       COM 98389B100  4251  167700 SH SOLE   27700  0 140000


AGGREGATE TOTAL                106664 3468508

/TEXT
/DOCUMENT
/SUBMISSION